SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO ALLOCATION FUNDS
WELLS FARGO ALTERNATIVE FUNDS

WELLS FARGO CORE BUILDER SHARES

WELLS FARGO DYNAMIC TARGET DATE FUNDS
Wells Fargo Emerging Markets Bond Fund
WELLS FARGO EQUITY GATEWAY FUNDS

Wells Fargo Factor Enhanced Emerging Markets Fund
Wells Fargo Factor Enhanced International Fund
Wells Fargo Factor Enhanced Large Cap Fund
Wells Fargo Factor Enhanced Small Cap Fund
Wells Fargo High Yield Corporate Bond Fund
  WELLS FARGO INCOME FUNDS

WELLS FARGO INTERNATIONAL EQUITY FUNDS

Wells Fargo International Government Bond Fund
WELLS FARGO LARGE CAP STOCK FUNDS

  WELLS FARGO MUNICIPAL INCOME FUNDS

WELLS FARGO SMALL, MID, All Cap stock funds

WELLS FARGO SMALL TO MID CAP STOCK FUNDS

WELLS FARGO SPECIALTY FUNDS

WELLS FARGO TARGET DATE FUNDS
Wells Fargo U.S. Core Bond Fund
WELLS FARGO VARIABLE TRUST FUNDS
WELLS FARGO WEALTHBUILDER FUNDS

(Each a "Fund", together the “Funds”)

            At a meeting held on November 9-10, 2017, the Board of Trustees of the Funds approved a change to the Policies and Procedures for Disclosure of Fund Portfolio Holdings.  Effective immediately, in the section entitled “Policies and Procedures for Disclosure of Fund Portfolio Holdings” in each Fund’s SAI, the following sentence is added to the end of Section E:

As a third-party provider of software services, Diligent Corporation has been approved to receive non-public information concerning the Funds’ portfolio holdings.

November 13, 2017